Goldman Sachs Global Core Fixed Income Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.29%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.44%	0.16%	2.55%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.00%	(1.02%)	1.43%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.20%	(0.39%)	1.58%